TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

Merrill Lynch Life Variable Annuity

Separate Account A

Supplement Dated January 17, 2014

to the

Prospectus For

MERRILL LYNCH INVESTOR

CHOICE ANNUITY® (INVESTOR SERIES)

(Dated May 1, 2013)

TRANSAMERICA ADVISORS LIFE INSURANCE

COMPANY OF NEW YORK

ML of New York Variable Annuity

Separate Account A

Supplement Dated January 17, 2014

to the

Prospectus For

MERRILL LYNCH INVESTOR

CHOICE ANNUITY® (INVESTOR SERIES)

(Dated May 1, 2013)

Effective on or about February 5, 2014, the following investment option will be added:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Transamerica Series Trust – Service Class
TA Barrow Hanley Dividend Focused	Transamerica Barrow Hanley Dividend Focused VP	Transamerica Asset Management, Inc.
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.